1
The DFA Short Term Investment Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Rate Maturity Face Amount $ Fair Value $
COMMERCIAL PAPER - ( 42.1% )
(y)++Alberta Province 3.69% 08/31/26 148,000,000 147,530,796
(y)++Alberta Province 3.72% 09/18/26 149,500,000 148,746,894
(y)++Archer-Daniels-Midland Co. 3.72% 08/27/26 97,000,000 96,729,991
(y)++Archer-Daniels-Midland Co. 3.74% 09/01/26 26,105,000 26,018,572
(r)++Australia & New Zealand Banking Group, Ltd. 3.92% (SOFR + 27 bps) 02/04/27 200,000,000 200,018,880
(r)++Australia & New Zealand Banking Group, Ltd. 3.92% (SOFR + 27 bps) 02/05/27 100,000,000 100,008,730
(r)++Australia & New Zealand Banking Group, Ltd. 3.94% (SOFR + 29 bps) 03/05/27 200,000,000 200,004,400
(r)Bank of Montreal 3.95% (SOFR + 30 bps) 03/02/27 150,000,000 149,989,875
(y)BNP Paribas SA 3.65% 08/03/26 125,000,000 124,962,000
(y)BNP Paribas SA 3.71% 09/08/26 200,000,000 199,199,880
(y)++Caisse des Depots et Consignations 3.69% 08/17/26 67,500,000 67,382,685
(r)++Canadian Imperial Bank of Commerce 4.07% (SOFR + 42 bps) 05/10/27 135,000,000 135,136,660
(y)++Cisco Systems, Inc. 3.64% 08/03/26 70,000,000 69,978,797
(r)++Commonwealth Bank of Australia 3.97% (SOFR + 32 bps) 12/03/26 100,000,000 100,052,080
(r)++Commonwealth Bank of Australia 3.92% (SOFR + 27 bps) 02/08/27 100,000,000 100,002,930
(r)++Commonwealth Bank of Australia 4.03% (SOFR + 38 bps) 03/26/27 200,000,000 200,131,440
(y)++Danske Bank A/S 3.70% 08/05/26 75,000,000 74,961,517
(y)++Danske Bank A/S 3.70% 08/07/26 125,000,000 124,910,075
(y)++Danske Bank A/S 3.75% 08/24/26 225,000,000 224,438,737
(y)++DBS Bank, Ltd. 3.68% 08/14/26 86,000,000 85,877,175
(y)++DBS Bank, Ltd. 3.69% 08/17/26 146,000,000 145,746,252
(y)++DBS Bank, Ltd. 3.72% 08/26/26 136,470,000 136,104,547
(y)++DBS Bank, Ltd. 3.74% 09/09/26 55,000,000 54,772,261
(y)++DBS Bank, Ltd. 3.85% 10/15/26 170,000,000 168,627,845
(y)++DNB Bank ASA 3.73% 09/28/26 250,000,000 248,482,425
(y)++Eli Lilly & Co. 3.64% 08/03/26 100,000,000 99,969,710
(y)++Eli Lilly & Co. 3.64% 08/06/26 125,000,000 124,924,200
(y)++Emerson Electric Co. 3.66% 08/13/26 60,000,000 59,920,854
(y)++Emerson Electric Co. 3.69% 08/26/26 83,000,000 82,779,486
(y)++Emerson Electric Co. 3.78% 10/21/26 25,500,000 25,282,110
(y)++Emerson Electric Co. 3.79% 10/22/26 38,000,000 37,671,137
(y)Export Development Canada 3.68% 08/28/26 28,500,000 28,418,553
(y)++Hydro-Quebec 3.71% 08/31/26 75,000,000 74,760,937
(y)++John Deere Financial, Inc. 3.66% 08/11/26 70,000,000 69,921,887
(y)++Kreditanstalt Fur Wiederaufbau 3.80% 10/21/26 43,650,000 43,275,566
(y)++Kreditanstalt Fur Wiederaufbau 3.80% 10/22/26 25,000,000 24,782,760
(r)Lloyds Bank PLC 3.93% (SOFR + 28 bps) 09/23/26 100,000,000 100,020,090
(r)++National Australia Bank, Ltd. 3.93% (SOFR + 28 bps) 01/15/27 150,000,000 150,017,595
(y)++Nestle Finance International, Ltd. 3.66% 08/17/26 84,000,000 83,855,184
(y)++Nestle Finance International, Ltd. 3.66% 08/19/26 102,000,000 101,803,099
(y)++Nestle Finance International, Ltd. 3.68% 08/25/26 129,000,000 128,671,114
(y)++Nestle Finance International, Ltd. 3.68% 08/26/26 132,500,000 132,148,504
(y)++Nestle Finance International, Ltd. 3.74% 09/10/26 86,000,000 85,635,618
(y)++Nordea Bank Abp 3.72% 08/27/26 41,000,000 40,885,885
(r)++Nordea Bank Abp 3.94% (SOFR + 29 bps) 09/16/26 100,000,000 100,024,150
(r)++Nordea Bank Abp 3.95% (SOFR + 30 bps) 05/11/27 100,000,000 100,003,890
(y)Province of Ontario 3.64% 08/04/26 225,000,000 224,909,100
(y)Province of Ontario 3.68% 08/25/26 150,000,000 149,617,230
(y)++Province of Quebec 3.65% 08/12/26 50,000,000 49,939,230
(y)++Province of Quebec 3.69% 08/27/26 250,000,000 249,309,725
(r)++Royal Bank of Canada 4.00% (SOFR + 35 bps) 11/12/26 50,000,000 50,025,015
(r)++Royal Bank of Canada 4.00% (SOFR + 35 bps) 11/19/26 100,000,000 100,052,990
(r)++Royal Bank of Canada 4.02% (SOFR + 37 bps) 07/12/27 150,000,000 150,047,445
(r)++Skandinaviska Enskilda Banken AB 3.96% (SOFR + 31 bps) 09/23/26 100,000,000 100,029,000

The DFA Short Term Investment Fund
continued
Rate Maturity Face Amount $ Fair Value $
COMMERCIAL PAPER - (42.1%) (Continued)
(r)++Skandinaviska Enskilda Banken AB 3.92% (SOFR + 27 bps) 02/17/27 200,000,000 200,011,180
(r)++Skandinaviska Enskilda Banken AB 4.02% (SOFR + 37 bps) 04/09/27 150,000,000 150,065,415
(r)++Skandinaviska Enskilda Banken AB 4.02% (SOFR + 37 bps) 04/14/27 70,000,000 70,030,548
(r)++Svenska Handelsbanken AB 3.96% (SOFR + 31 bps) 08/06/26 100,000,000 100,003,680
(r)++Svenska Handelsbanken AB 3.92% (SOFR + 27 bps) 02/24/27 150,000,000 149,983,275
(r)++Swedbank AB 3.92% (SOFR + 27 bps) 02/11/27 200,000,000 200,010,120
(r)++Swedbank AB 3.92% (SOFR + 27 bps) 02/12/27 118,000,000 118,005,570
(y)++Toronto-Dominion Bank 3.71% 09/01/26 250,000,000 249,178,925
(y)++TotalEnergies Capital SA 3.73% 08/24/26 37,000,000 36,908,196
(y)Toyota Motor Credit Corp. 3.71% 08/26/26 50,000,000 49,866,450
(y)++United Overseas Bank, Ltd. 3.81% 09/14/26 250,000,000 248,815,625
(r)++Westpac Banking Corp. 3.92% (SOFR + 27 bps) 02/19/27 100,000,000 99,988,300
(r)++Westpac Banking Corp. 3.92% (SOFR + 27 bps) 02/22/27 100,000,000 100,000,190
(r)++Westpac Banking Corp. 3.92% (SOFR + 27 bps) 02/23/27 100,000,000 99,985,120
TOTAL COMMERCIAL PAPER (Cost $7,971,050,186) 7,984,725,000 7,971,370,102
YANKEE CERTIFICATES OF DEPOSIT - ( 23.1% )
(r)Bank of Montreal 3.98% (SOFR + 33 bps) 09/03/26 100,000,000 100,017,500
(r)Bank of Montreal 3.98% (SOFR + 33 bps) 11/12/26 150,000,000 150,058,290
(r)Bank of Montreal 3.95% (SOFR + 30 bps) 03/03/27 200,000,000 199,981,480
(r)Bank of Nova Scotia 4.00% (SOFR + 35 bps) 12/11/26 150,000,000 150,062,925
(r)Bank of Nova Scotia 3.97% (SOFR + 32 bps) 02/19/27 75,000,000 75,024,555
(r)Bank of Nova Scotia 3.95% (SOFR + 30 bps) 03/22/27 200,000,000 200,026,000
(r)Bank of Nova Scotia 4.03% (SOFR + 38 bps) 05/20/27 100,000,000 100,051,830
(r)Bank of Nova Scotia 3.98% (SOFR + 33 bps) 07/01/27 100,000,000 100,004,680
(r)Canadian Imperial Bank of Commerce 4.00% (SOFR + 35 bps) 02/05/27 75,000,000 75,042,382
(r)Canadian Imperial Bank of Commerce 3.95% (SOFR + 30 bps) 03/11/27 200,000,000 200,062,520
(r)Cooperatieve Rabobank UA 3.94% (SOFR + 29 bps) 09/16/26 100,000,000 100,028,000
(r)Cooperatieve Rabobank UA 3.97% (SOFR + 32 bps) 11/25/26 50,000,000 50,026,045
(r)Cooperatieve Rabobank UA 3.95% (SOFR + 30 bps) 04/05/27 160,000,000 160,007,680
(r)Cooperatieve Rabobank UA 3.93% (SOFR + 28 bps) 05/11/27 100,000,000 99,984,180
(r)Cooperatieve Rabobank UA 3.95% (SOFR + 30 bps) 06/03/27 150,000,000 149,990,940
(r)Mizuho Bank, Ltd. 3.84% (SOFR + 19 bps) 08/07/26 125,000,000 125,002,438
(r)Mizuho Bank, Ltd. 3.84% (SOFR + 19 bps) 08/12/26 150,000,000 150,005,115
(r)Mizuho Bank, Ltd. 3.95% (SOFR + 30 bps) 10/09/26 100,000,000 100,033,250
(r)MUFG Bank, Ltd. 3.90% (SOFR + 25 bps) 11/20/26 200,000,000 200,002,920
(r)Nordea Bank Abp 3.99% (SOFR + 34 bps) 01/04/27 200,000,000 200,096,820
(r)Nordea Bank Abp 4.00% (SOFR + 35 bps) 01/15/27 50,000,000 50,025,590
(r)Nordea Bank Abp 4.01% (SOFR + 36 bps) 01/19/27 80,000,000 80,044,392
(r)Royal Bank of Canada 3.95% (SOFR + 30 bps) 05/20/27 250,000,000 249,980,500
(r)Sumitomo Mitsui Banking Corp. 3.91% (SOFR + 26 bps) 11/19/26 143,000,000 143,045,202
(r)Sumitomo Mitsui Trust 3.84% (SOFR + 19 bps) 08/28/26 200,000,000 200,017,000
(r)Sumitomo Mitsui Trust NY 3.90% (SOFR + 25 bps) 11/13/26 150,000,000 150,047,385
(r)Svenska Handelsbanken 3.94% (SOFR + 29 bps) 01/20/27 30,000,000 30,002,997
(r)Svenska Handelsbanken 3.92% (SOFR + 27 bps) 02/18/27 100,000,000 99,990,180
(r)Svenska Handelsbanken 3.92% (SOFR + 27 bps) 02/19/27 80,000,000 79,991,968
(r)Svenska Handelsbanken 3.95% (SOFR + 30 bps) 05/12/27 150,000,000 149,970,315
(r)Toronto-Dominion Bank 4.07% (SOFR + 42 bps) 04/23/27 200,000,000 200,196,774
(r)Toronto-Dominion Bank 4.09% (SOFR + 44 bps) 05/07/27 175,000,000 175,174,457
(r)Westpac Banking Corp. 4.01% (SOFR + 36 bps) 04/09/27 75,800,000 75,823,832
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $4,368,830,930) 4,368,800,000 4,369,820,142
U.S. GOVERNMENT AGENCY MORTGAGES - ( 1.6% )
(y)Federal Home Loan Bank 3.67% 09/10/26 300,000,000 298,752,918
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $298,773,333) 300,000,000 298,752,918
REPURCHASE AGREEMENTS - ( 11.1% )
Bank of America Corp. (Purchased on 7/31/26, proceeds at
maturity $100,030,333, collateralized by U.S. Treasury
Obligations, 3.88% - 4.00%, 2/29/28 - 7/31/30, market
value of $102,000,093) 3.64% 08/03/26 100,000,000 100,000,000

The DFA Short Term Investment Fund
continued
Rate Maturity Face Amount $ Fair Value $
REPURCHASE AGREEMENTS - (11.1%) (Continued)
Barclays (Purchased on 7/31/26, proceeds at maturity
$500,151,667, collateralized by U.S. Treasury
Obligations, 3.88% - 4.63%, 8/31/32 - 2/15/36, market
value of $510,000,072) 3.64% 08/03/26 500,000,000 500,000,000
Goldman Sachs Co. (Purchased on 7/31/26, proceeds
at maturity $450,135,375, collateralized by U.S.
Government Agency Obligations, 2.00% - 7.50%,
4/20/31 - 9/20/65, market value of $459,000,000) 3.61% 08/03/26 450,000,000 450,000,000
JPMorgan Securities (Purchased on 7/31/26, proceeds
at maturity $350,106,167, collateralized by U.S.
Government Agency Obligations, 3.00% - 7.00%,
11/20/44 - 11/20/65, market value of $357,000,001) 3.64% 08/03/26 350,000,000 350,000,000
Mizuho Securities USA, Inc. (Purchased on 7/31/26,
proceeds at maturity $250,075,833, collateralized by
U.S. Treasury Obligations, 0.75% - 4.25%, 8/31/26 -
5/31/33, market value of $255,000,021) 3.64% 08/03/26 250,000,000 250,000,000
Royal Bank of Canada (Purchased on 7/31/26, proceeds at
maturity $100,030,333, collateralized by U.S. Treasury
Obligations, 0.88% - 3.88%, 10/15/27 - 1/15/36,
market value of $102,000,002) 3.64% 08/03/26 100,000,000 100,000,000
Toronto-Dominion Bank (Purchased on 7/31/26, proceeds
at maturity $350,106,167, collateralized by U.S.
Government Agency Obligations, 0.00% - 7.13%,
1/21/27 - 4/1/36, market value of $357,000,081) 3.64% 08/03/26 350,000,000 350,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,100,000,000) 2,100,000,000 2,100,000,000
U.S. TREASURY OBLIGATIONS - ( 22.1% )
(y)U.S. Treasury Bill 1.80% 08/06/26 100,000,000 99,970,000
(y)U.S. Treasury Bill 3.01% 08/18/26 200,000,000 199,699,374
(y)U.S. Treasury Bill 3.07% 08/20/26 400,000,000 399,318,112
(y)U.S. Treasury Bill 3.17% 08/25/26 500,000,000 498,900,000
(y)U.S. Treasury Bill 3.29% 09/01/26 400,000,000 398,831,944
(y)U.S. Treasury Bill 3.38% 09/10/26 300,000,000 298,850,499
(y)U.S. Treasury Bill 3.41% 09/15/26 225,000,000 224,025,109
(y)U.S. Treasury Bill 3.44% 09/17/26 200,000,000 199,085,600
(y)U.S. Treasury Bill 3.49% 09/22/26 250,000,000 248,720,972
(y)U.S. Treasury Bill 3.51% 09/24/26 225,000,000 223,798,183
(y)U.S. Treasury Bill 3.52% 10/01/26 250,000,000 248,494,680
(y)U.S. Treasury Bill 3.56% 10/15/26 100,000,000 99,253,332
(y)U.S. Treasury Bill 3.58% 10/22/26 250,000,000 247,954,960
(y)U.S. Treasury Bill 3.59% 10/29/26 300,000,000 297,334,392
(r)U.S. Treasury Note 4.06% (USBMMY3M + 21 bps) 10/31/26 300,000,000 300,147,603
(r)U.S. Treasury Note 4.04% (USBMMY3M + 19 bps) 10/31/27 200,000,000 200,392,764
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,183,929,951) 4,200,000,000 4,184,777,524
TOTAL INVESTMENTS (Cost $18,922,584,400) - 100.0% $18,924,720,686
++ Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2026, the aggregate value of these securities was $6,944,386,924 which represented 34.8% of the net assets of the Fund.
(r) The adjustable/variable rate shown is effective as of July 31, 2026.
(y) The rate shown is the effective yield.
SOFR Secured Overnight Financing Rate
USBMMY3M  U.S. Treasury 3 Month Bill Money Market Yield

The DFA Short Term Investment Fund
continued
Summary of the Fund’s investments as of July 31, 2026, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Commercial Paper ................ $ — $ 7,971,370,102 $— $ 7,971,370,102
Yankee Certificate of Deposit ........ — 4,369,820,142 — 4,369,820,142
U.S. Government Agency Mortgages .. — 298,752,918 — 298,752,918
Repurchase Agreements ........... — 2,100,000,000 — 2,100,000,000
U.S. Treasury Obligations ..........  —  4,184,777,524 —  4,184,777,524
Total Investments .................
$— $18,924,720,686 $— $18,924,720,686